Annual Total Returns- Vanguard FTSE All-World ex-US Index Fund (Admiral) [BarChart] - Admiral - Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.52%	14.49%	(4.05%)	(4.65%)	4.77%	27.22%	(13.95%)	21.55%	11.35%